UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock
Tax-Advantaged Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Ticker | HTY

Tax-Advantaged Global Shareholder Yield Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 97.6%		$112,349,195

(Cost $110,794,088)

Australia 3.8%		4,424,862

BHP Billiton, Ltd.	26,050	831,914
Commonwealth Bank of Australia	13,162	854,561
Telstra Corp., Ltd.	416,800	1,875,937
Westpac Banking Corp.	32,000	862,450

Belgium 0.6%		642,146

Anheuser-Busch InBev NV	6,700	642,146

Canada 4.3%		4,955,653

BCE, Inc.	50,600	2,124,405
Potash Corp. of Saskatchewan, Inc.	28,100	880,092
Rogers Communications, Inc., Class B	19,900	837,095
Shaw Communications, Inc., Class B	50,500	1,114,061

France 7.5%		8,582,966

Electricite de France SA	53,900	1,829,717
Sanofi	6,150	601,229
SCOR SE	31,300	1,014,009
Total SA	39,100	2,230,719
Vinci SA	24,600	1,608,575
Vivendi SA	48,380	1,298,717

Germany 5.8%		6,684,754

BASF SE	9,530	1,018,870
Daimler AG	19,200	1,603,695
Deutsche Post AG	18,000	621,680
Deutsche Telekom AG	124,840	2,018,555
Muenchener Rueckversicherungs AG	6,900	1,421,954

Italy 1.6%		1,893,261

Terna Rete Elettrica Nazionale SpA	390,500	1,893,261

Netherlands 1.8%		2,050,888

Royal Dutch Shell PLC, ADR (C)	29,680	2,050,888

Norway 3.1%		3,509,080

Orkla ASA	129,000	1,004,210
Statoil ASA	39,300	931,436
Yara International ASA	38,100	1,573,434

Philippines 0.4%		511,792

Philippine Long Distance Telephone Company, ADR (C)	8,590	511,792

Sweden 0.6%		669,073

Svenska Handelsbanken AB, Class A	14,100	669,073

Switzerland 4.0%		4,644,194

Nestle SA	8,700	630,500
Novartis AG	15,000	1,185,612
Roche Holding AG	3,100	850,533
Swisscom AG	3,600	1,977,549

United Kingdom 20.1%		23,148,605

AstraZeneca PLC, ADR (C)	41,350	2,625,725
BAE Systems PLC	266,200	1,878,009

1

Tax-Advantaged Global Shareholder Yield Fund
As of 1-31-14 (Unaudited)

	Shares	Value

United Kingdom (continued)

British American Tobacco PLC	16,900	$806,429
Centrica PLC	182,500	932,036
Compass Group PLC	43,400	648,628
Diageo PLC, ADR	4,800	576,240
GlaxoSmithKline PLC	75,000	1,927,811
Imperial Tobacco Group PLC	57,400	2,094,648
National Grid PLC	187,900	2,432,288
Pearson PLC	57,100	1,043,223
Severn Trent PLC	33,200	940,412
SSE PLC	113,800	2,441,460
United Utilities Group PLC	170,300	2,001,424
Vodafone Group PLC	580,200	2,150,056
WM Morrison Supermarkets PLC	165,000	650,216

United States 44.0%		50,631,921

AbbVie, Inc. (C)	16,500	812,295
Altria Group, Inc.	60,400	2,127,288
Ameren Corp. (C)	42,000	1,589,280
Apple, Inc.	1,900	951,140
Arthur J. Gallagher & Company (C)	15,300	707,319
AT&T, Inc. (C)	42,800	1,426,096
Automatic Data Processing, Inc. (C)	9,600	735,360
CenturyLink, Inc.	49,400	1,425,684
CME Group, Inc. (C)	12,160	909,082
Comcast Corp., Special Class A	15,800	827,130
ConocoPhillips (C)	16,400	1,065,180
Deere & Company	7,300	627,508
Diamond Offshore Drilling, Inc. (C)	21,300	1,033,902
Dominion Resources, Inc. (C)	10,000	679,100
Duke Energy Corp. (C)	27,750	1,959,705
E.I. du Pont de Nemours & Company	11,350	692,464
Emerson Electric Company	13,600	896,784
Honeywell International, Inc.	8,300	757,209
Integrys Energy Group, Inc. (C)	12,900	700,986
Johnson & Johnson	10,200	902,394
Kimberly-Clark Corp. (C)	11,700	1,279,629
KLA-Tencor Corp.	15,300	940,491
Lockheed Martin Corp. (C)	16,300	2,459,833
Lorillard, Inc. (C)	44,850	2,207,517
Mattel, Inc. (C)	28,840	1,091,306
McDonald's Corp.	8,000	753,360
Merck & Company, Inc. (C)	16,900	895,193
Microchip Technology, Inc. (C)	17,900	802,994
Microsoft Corp. (C)	19,500	738,075
PepsiCo, Inc. (C)	7,500	602,700
Philip Morris International, Inc.	17,300	1,351,822
PPL Corp. (C)	64,100	1,959,537
R.R. Donnelley & Sons Company (C)	53,200	982,604
Regal Entertainment Group, Class A (C)	45,600	889,200
Reynolds American, Inc. (C)	37,590	1,823,115
TECO Energy, Inc. (C)	83,300	1,364,454
The Coca-Cola Company	16,600	627,812
The Dow Chemical Company (C)	24,300	1,105,893
The Southern Company (C)	55,900	2,305,316
Time Warner, Inc. (C)	10,600	665,998
Vectren Corp. (C)	17,000	620,840
Verizon Communications, Inc. (C)	27,780	1,333,996

2

Tax-Advantaged Global Shareholder Yield Fund
As of 1-31-14 (Unaudited)

		Shares	Value
United States (continued)

Waste Management, Inc. (C)		28,500	$1,190,730
Wells Fargo & Company		40,000	1,813,600

Preferred Securities 0.8%			$962,298

(Cost $854,267)

United States 0.8%			962,298

MetLife, Inc., Series B, 6.500% (C)		38,600	962,298

	Yield (%)	Par value	Value

Short-Term Investments 0.7%			$771,310

(Cost $771,310)

Money Market Funds 0.3%			309,310

State Street Institutional Treasury Money Market Fund	0.0000 (Y)	309,310	309,310

		Par value	Value

Repurchase Agreement 0.4%			462,000

Repurchase Agreement with State Street Corp. dated 1-31-14 at
0.000% to be repurchased at $259,000 on 2-3-14, collateralized by
$265,000 U.S. Treasury Notes, 0.625% due 8-15-16 (valued at
$266,325, including interest)		$462,000	462,000

Total investments (Cost $112,419,665)† 99.1%			$114,082,803

Other assets and liabilities, net 0.9%			$1,022,035

Total net assets 100.0%			$115,104,838

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(C) A portion of this security is segregated as collateral for options. Total collateral value at 1-31-14 was $33,216,501.

(Y) The rate shown is the annualized seven-day yield as of 1-31-14.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $113,108,630. Net unrealized appreciation aggregated $974,173, of which $4,465,038 related to appreciated investment securities and $3,490,865 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-14:

Utilities	20.4%
Telecommunication Services	14.8%
Consumer Staples	14.3%
Industrials	9.6%
Health Care	8.5%
Financials	8.0%
Consumer Discretionary	7.5%
Energy	6.4%
Materials	5.3%
Information Technology	3.6%
Short-Term Investments & Other	1.6%

Total	100.0%

3

Tax-Advantaged Global Shareholder Yield Fund
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in investment companies are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

4

Tax-Advantaged Global Shareholder Yield Fund
As of 1-31-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/14	Price	Inputs	Inputs
Common Stocks
Australia	$4,424,862	—	$4,424,862	—
Belgium	642,146	—	642,146	—
Canada	4,955,653	$4,955,653	—	—
France	8,582,966	—	8,582,966	—
Germany	6,684,754	—	6,684,754	—
Italy	1,893,261	—	1,893,261	—
Netherlands	2,050,888	2,050,888	—	—
Norway	3,509,080	—	3,509,080	—
Philippines	511,792	511,792	—	—
Sweden	669,073	—	669,073	—
Switzerland	4,644,194	—	4,644,194	—
United Kingdom	23,148,605	3,201,965	19,946,640	—
United States	50,631,921	50,631,921	—	—
Preferred Securities
United States	962,298	962,298	—	—
Short-Term Investments	771,310	309,310	462,000	—

Total Investments in Securities	$114,082,803	$62,623,827	$51,458,976	—
Other Financial Instruments:
Written Options	($86,400)	($86,400)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

5

Tax-Advantaged Global Shareholder Yield Fund
As of 1-31-14 (Unaudited)

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended January 31, 2014, the fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The following tables summarize the fund’s written options activities during the period ended January 31, 2014 and the contracts held at January 31, 2014.

	NUMBER OF
	CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	385	$762,841
Options written	1,085	1,518,900
Options expired	(110)	(20,659)
Options closed	(1,045)	(1,819,713)
Outstanding, end of period	315	$441,369

	EXERCISE	EXPIRATION	NUMBER OF
OPTIONS	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Calls
NASDAQ 100 Stock Index	$3,615	Feb-14	15	$65,388	($22,350)
Philadelphia Semiconductor IDX	545	Feb-14	50	30,666	(16,125)
S+P 500 Index	1,845	Feb-14	155	341,115	(46,500)
S+P 500 Index	1,930	Feb-14	95	4,200	(1,425)
Total			315	$441,369	($86,400)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170	
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	**800-852-0218** **800-344-7054** **800-843-0090** **800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.

P14Q1 1/14
3/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 24, 2014